Summary of Significant Accounting Policies Carrying Amounts and Classification of Assets and Liabilities for Consolidated VIE's (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Variable Interest Entity [Line Items]
Assets, Current	$ 10,469	$ 12,549
Total assets	29,595	32,785	$ 31,643
Liabilities, Current	10,446	11,643
Liabilities, Noncurrent	8,398	9,386
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Assets, Current	281	218
Assets, Noncurrent	128	138
Total assets	409	356
Liabilities, Current	232	189
Liabilities, Noncurrent	34	37
Liabilities	$ 266	$ 226